Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements

Note 8. Fair Value Measurements

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Company utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value on a recurring basis as of September 30, 2013 and December 31, 2012 by level within the ASC Topic 820 fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2013
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3,521	$—	$3,521	$—
Government agency securities	88,407	—	88,407	—
Obligations of state and municipal subdivisions	36,540	—	36,540	—
Corporate bonds	2,044	—	2,044	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	475	—	475	—
Liabilities:
Contingent consideration	—	—	—	—
December 31, 2012
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3,547	$—	$3,547	$—
Government agency securities	70,211	—	70,211	—
Obligations of state and municipal subdivisions	36,814	—	36,814	—
Corporate bonds	2,103	—	2,103	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	680	—	680	—
Liabilities:
Contingent consideration	290	—	—	290

There were no transfers between Level 1 and Level 2 categorizations for the periods presented.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury and other yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things.

Contingent consideration, related to the acquisition of Town Center Bank in 2010, is reported at fair value using Level 3 inputs. The contingent consideration is remeasured on a recurring basis based on the expected present value of cash flows to be paid to the shareholders of the acquired institution using a market discount rate. In August 2013, the Company paid the final contingent payment of $287.

The following table presents the activity in the contingent consideration for the nine months ended September 30, 2013 and 2012:

	Nine months ended September 30,
	2013	2012
Balance, beginning of period	$290	$821
Settlements	(287)	(393)
Change in estimated payments to be made	(3)	(2)

Balance, end of period	$—	$426

In accordance with ASC Topic 820, certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at September 30, 2013 and December 31, 2012, for which a nonrecurring change in fair value has been recorded:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Period Ended Total Losses
September 30, 2013
Measured on a nonrecurring basis:
Assets:
Impaired loans	$1,111	$—	$—	$1,111	$282
Other real estate	2,768	—	—	2,768	475

December 31, 2012
Measured on a nonrecurring basis:
Assets:
Impaired loans	$5,146	$—	$—	$5,146	$187
Other real estate	748	—	—	748	94

Impaired loans (loans which are not expected to repay all principal and interest amounts due in accordance with the original contractual terms) are measured at an observable market price (if available) or at the fair value of the loan’s collateral (if collateral dependent). Fair value of the loan’s collateral is determined by appraisals or independent valuation which is then adjusted for the estimated costs related to liquidation of the collateral. Management’s ongoing review of appraisal information may result in additional discounts or adjustments to valuation based upon more recent market sales activity or more current appraisal information derived from properties of similar type and/or locale. Therefore, the Company has categorized its impaired loans as Level 3.

The Company has no nonfinancial assets or nonfinancial liabilities measured at fair value on a recurring basis. Other real estate is measured at fair value on a nonrecurring basis (upon initial recognition or subsequent impairment). Other real estate is classified within Level 3 of the valuation hierarchy. When transferred from the loan portfolio, other real estate is adjusted to fair value less estimated selling costs and is subsequently carried at the lower of carrying value or fair value less estimated selling costs. The fair value is determined using an external appraisal process, discounted based on internal criteria.

There were no transfers into or out of Level 3 categorization for the periods presented.

For Level 3 financial and nonfinancial assets and liabilities measured at fair value at September 30, 2013, the significant unobservable inputs used in the fair value measurements are as follows:

Assets/Liabilities	Fair Value	Valuation Technique	Unobservable Input(s)	Weighted Average
Impaired loans	$1,111	Collateral method	Adjustments for selling costs	8%
Other real estate	2,768	Collateral method	Adjustments for selling costs	8%

The methods and assumptions used by the Company in estimating fair values of financial instruments as disclosed herein in accordance with ASC Topic 825, Financial Instruments, other than for those measured at fair value on a recurring and nonrecurring basis discussed above, are as follows:

Cash and cash equivalents: The carrying amounts of cash and cash equivalents approximate their fair value.

Certificates of deposit held in other banks: The carrying amount of certificates of deposit in other banks, which mature within one year, approximates fair value.

Securities available for sale: Fair values for securities are based on quoted market prices or other observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment spreads, credit information and the bond’s terms and conditions, among other things.

Loans and loans held for sale: For variable-rate loans that reprice frequently and have no significant changes in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (for example, one-to-four family residential), commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Federal Home Loan Bank of Dallas and other restricted stock: The carrying value of restricted securities such as stock in the Federal Home Loan Bank of Dallas and Independent Bankers Financial Corporation approximates fair value.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is their carrying amounts). The carrying amounts of variable-rate certificates of deposit (CDs) approximate their fair values at the reporting date. Fair values for fixed-rate CDs are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances, line of credit and federal funds purchased: The fair value of advances maturing within 90 days approximates carrying value. Fair value of other advances is based on the Company’s current borrowing rate for similar arrangements.

Notes payable and other borrowings: The fair values are based upon prevailing rates on similar debt in the market place.

Junior subordinated debentures: The fair value of junior subordinated debentures is estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.

Accrued interest: The carrying amounts of accrued interest approximate their fair values.

Contingent Consideration: The contingent consideration liability related to an acquisition is based on the expected present value of cash flows to be paid to the shareholders of the acquired institution using a market discount rate.

Off-balance sheet instruments: Commitments to extend credit and standby letters of credit have short maturities and therefore have no significant fair value.

The carrying amount, estimated fair value and the level of the fair value hierarchy of the Company’s financial instruments were as follows at September 30, 2013 and December 31, 2012:

			Fair Value Measurements at Reporting Date Using
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2013
Financial assets:
Cash and cash equivalents	$120,281	$120,281	$120,281	$—	$—
Certificates of deposit held in other banks	348	348	—	348	—
Securities available for sale	130,987	130,987	—	130,987	—
Loans held for sale	4,254	4,254	—	4,254	—
Loans, net	1,542,453	1,559,313	—	1,554,929	4,384
FHLB of Dallas stock and other restricted stock	8,324	8,324	—	8,324	—
Accrued interest receivable	4,595	4,595	—	4,595	—
Financial liabilities:
Deposits	1,540,748	1,542,753	—	1,542,753	—
Accrued interest payable	879	879	—	879	—
FHLB advances	161,507	163,768	—	163,768	—
Other borrowings	7,730	7,983	—	7,983	—
Junior subordinated debentures	18,147	18,111	—	18,111	—
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2012
Financial assets:
Cash and cash equivalents	$102,290	$102,290	$102,290	$—	$—
Certificates of deposit held in other banks	7,720	7,720	—	7,720	—
Securities available for sale	113,355	113,355	—	113,355	—
Loans held for sale	9,162	9,162	—	9,162	—
Loans, net	1,358,036	1,399,938	—	1,393,377	6,561
FHLB of Dallas stock and other restricted stock	8,165	8,165	—	8,165	—
Accrued interest receivable	4,647	4,647	—	4,647	—
Financial liabilities:
Deposits	1,390,740	1,399,373	—	1,399,373	—
Accrued interest payable	985	985	—	985	—
FHLB advances	164,601	170,239	—	170,239	—
Notes payable	15,729	15,729	—	15,729	—
Other borrowings	20,788	20,970	—	20,970	—
Junior subordinated debentures	18,147	18,114	—	18,114	—
Contingent consideration	290	290	—	—	290
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

Note 18.	Fair Value Measurements

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Company utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value on a recurring basis as of December 31, 2012, 2011 and 2010 by level within the ASC Topic 820 fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Significant Unobservable Inputs (Level 3)
December 31, 2012:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3, 547	$—	$3, 547	$—
Government agency securities	70,211	—	70,211	—
Obligations of state and municipal subdivisions	36,814	—	36,814	—
Corporate bonds	2,103	—	2,103	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	680	—	680	—
Liabilities:
Contingent consideration	290	—	—	290
December 31, 2011:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	2,550	—	2,550	—
Government agency securities	65,686	—	65,686	—
Obligations of state and municipal subdivisions	22,325	—	22,325	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,430	—	3,430	—
Liabilities:
Contingent consideration	821	—	—	821
December 31, 2010:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	1,030	—	1,030	—
Government agency securities	41,420	—	41,420	—
Obligations of state and municipal subdivisions	5,998	—	5,998	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	4,163	—	4,163	—
Liabilities:
Contingent consideration	1,256	—	—	1,256

There were no transfers between Level 1 and Level 2 categorizations for the years presented.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury and other yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things.

Contingent consideration, related to the acquisition of Town Center Bank in 2010, is reported at fair value using Level 3 inputs. The contingent consideration is remeasured on a recurring basis based on the expected present value of cash flows to be paid to the shareholders of the acquired institution using a market discount rate. The maximum amount payable at December 31, 2012 is $290.

Balance as of December 31, 2009	$—
Contingent consideration recorded in Town Center transaction	1,752
Settlements	(496)

Balance as of December 31, 2010	1,256
Settlements	(415)
Change in estimated payments to be made	(20)

Balance as of December 31, 2011	821
Settlements	(395)
Change in estimated payments to be made	(136)

Balance at December 31, 2012	$290

In accordance with ASC Topic 820, certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Impaired loans (loans which are not expected to repay all principal and interest amounts due in accordance with the original contractual terms) are measured at an observable market price (if available) or at the fair value of the loan’s collateral (if collateral dependent). Fair value of the loan’s collateral is determined by appraisals or independent valuation which is then adjusted for the estimated costs related to liquidation of the collateral. Management’s ongoing review of appraisal information may result in additional discounts or adjustments to valuation based upon more recent market sales activity or more current appraisal information derived from properties of similar type and/or locale. Therefore, the Company has categorized its impaired loans as Level 3.

The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2012, 2011 and 2010, for which a nonrecurring change in fair value has been recorded:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Period Ended Total Losses
December 31, 2012:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$5,146	$—	$—	$5,146	$187
December 31, 2011:
Measured on a nonrecurring basis:
Assets:
Impaired loans	8,285	—	—	8,285	1,263
December 31, 2010:
Measured on a nonrecurring basis:
Assets:
Impaired loans	7,261	—	—	7,261	1,290

The Company has no nonfinancial assets or nonfinancial liabilities measured at fair value on a recurring basis. Other real estate is measured at fair value on a nonrecurring basis (upon initial recognition or subsequent impairment). Other real estate is classified within Level 3 of the valuation hierarchy. When transferred from the loan portfolio, other real estate is adjusted to fair value less estimated selling costs and is subsequently carried at the lower of carrying value or fair value less estimated selling costs. The fair value is determined using an external appraisal process, discounted based on internal criteria.

The following table presents other real estate that was remeasured and reported at fair value:

	December 31,
	2012	2011	2010
Carrying value of other real estate prior to remeasurement	$2,282	$21,964	$6,227
Plus gain recognized at foreclosure	—	642	—
Less charge-offs recognized in the allowance for loan losses at initial acquisition	(188)	(713)	(924)
Less subsequent writedowns included in noninterest expense	(94)	(168)	(759)

Adjusted carrying value of remeasured other real estate	$2,000	$21,725	$4,544

There were no transfers into or out of Level 3 categorization for the years presented.

For Level 3 financial and nonfinancial assets measured at fair value on a non-recurring basis at December 31, 2012, the significant unobservable inputs used in the fair value measurements are as follows:

Assets	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans	$5,146	Collateral method	Adjustments for selling costs	N/A
Other real estate	2,000	Collateral method	Adjustments for selling costs	N/A
Contingent consideration	290	Cash flows to be paid	Expected payments	N/A

The methods and assumptions used by the Company in estimating fair values of financial instruments as disclosed herein in accordance with ASC Topic 825, Financial Instruments, other than for those measured at fair value on a recurring and nonrecurring basis discussed above, are as follows:

Cash and cash equivalents: The carrying amounts of cash and cash equivalents approximate their fair value.

Certificates of deposit held in other banks: The carrying amount of certificates of deposit in other banks, which mature within one year, approximates fair value.

Investment securities: Fair values for securities are based on quoted market prices or other observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment spreads, credit information and the bond’s terms and conditions, among other things.

Loans and loans held for sale: For variable-rate loans that reprice frequently and have no significant changes in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (for example, one-to-four family residential), commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Federal Home Loan Bank of Dallas and other restricted stock: The carrying value of restricted securities such as stock in the Federal Home Loan Bank of Dallas and Independent Bankers Financial Corporation approximates fair value.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is their carrying amounts). The carrying amounts of variable-rate certificates of deposit (CD’s) approximate their fair values at the reporting date. Fair values for fixed-rate CD’s are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances, line of credit and federal funds purchased: The fair value of advances maturing within 90 days approximates carrying value. Fair value of other advances is based on the Company’s current borrowing rate for similar arrangements.

Notes payable and other borrowings: The fair values are based upon prevailing rates on similar debt in the market place.

Junior subordinated debentures: The fair value of junior subordinated debentures is estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.

Accrued interest: The carrying amounts of accrued interest approximate their fair values.

Off-balance sheet instruments: Commitments to extend credit and standby letters of credit have short maturities and therefore have no significant fair value.

The carrying amount, estimated fair value and the financial hierarchy of the Company’s financial instruments were as follows at December 31, 2012, 2011 and 2010:

			Fair Value Measurements at Reporting Date Using
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012:
Financial assets:
Cash and cash equivalents	$102,290	$102,290	$102,290	$—	$—
Certificates of deposit held in other banks	7,720	7,720	—	7,720	—
Securities available for sale	113,355	113,355	—	113,355	—
Loans held for sale	9,162	9,162	—	9,162	—
Loans, net	1,358,036	1,399,938	—	1,393,377	6,561
FHLB of Dallas stock and other restricted stock	8,165	8,165	—	8,165	—
Accrued interest receivable	4,647	4,647	—	4, 647	—
Financial liabilities:					—
Deposits	1,390,740	1,399,373	—	1,399,373	—
Accrued interest payable	985	985	—	985	—
FHLB advances	164,601	170,239	—	170,239	—
Notes payable	15,729	15,729	—	15,729	—
Other borrowings	20,788	20,970	—	20,970	—
Junior subordinated debentures	18,147	18,114	—	18,114	—
Contingent consideration	290	290	—	—	290
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2011:
Financial assets:
Cash and cash equivalents	56,654	56,654	56,654	—	—
Securities available for sale	93,991	93,991	—	93,991	—
Loans held for sale	2,991	2,991	—	2,991
Loans, net	976,620	1,006,080	—	997,751	8,329
FHLB of Dallas stock and other restricted stock	5,147	5,147	—	5,147	—
Accrued interest receivable	4,027	4,027	—	4,027	—
Financial liabilities:
Deposits	1,030,484	1,038,313	—	1,038,313	—
Accrued interest payable	732	732	—	732	—
FHLB advances	82,291	85,103	—	85,103	—
Notes payable	18,692	18,692	—	18,692	—
Other borrowings	17,103	18,649	—	18,649	—
Junior subordinated debentures	14,538	14,527	—	14,527	—
Contingent consideration	821	821	—	—	821
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2010:
Financial assets:
Cash and cash equivalents	$86,346	$86,346	$86,346	$—	$—
Securities available for sale	52,611	52,611	—	52,611	—
Loans held for sale	3,301	3,301	—	3,301	—
Loans, net	848,424	875,140	—	869,388	5,752
FHLB of Dallas stock and other restricted stock	4,017	4,017	—	4,017	—
Accrued interest receivable	3,494	3,494	—	3,494	—
Financial liabilities:
Deposits	927,543	942,288	—	942,288	—
Accrued interest payable	908	908	—	908	—
FHLB advances	55,273	56,322	—	56,322	—
Notes payable	9,000	9,000	—	9,000	—
Other borrowings	11,383	12,666	—	12,666	—
Junior subordinated debentures	14,538	14,487	—	14,487	—
Contingent consideration	1,256	1,256	—	—	1,256
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—